Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information [Abstract]
Entity Registrant Name	SilverCrest Metals Inc.
Entity Central Index Key	0001659520
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2019
Document Type	40-F/A
Entity Common Stock, Shares Outstanding	107,471,015
Document Fiscal Year Focus	2019
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 40-F (the “Amendment”) for the year ended December 31, 2019 is being filed solely to file amended audited consolidated financial statements of SilverCrest Metals Inc (the “Company”) to correct certain headings on pages 2, 7 and 8. Additionally, pursuant to the rules of the Securities and Exchange Commission, this Amendment also contains (i) new certifications required by Rule 13a-14(a) or Rule 15d-14(a) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), (ii) new certifications required by Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act, and (iii) a new consent from the Company’s independent registered public accounting firm. Other than as discussed above and expressly set forth herein, this Amendment does not, and does not purport to, amend or restate any other information contained in the Annual Report on Form 40-F filed by the Company on March 31. 2020 (the “Original Annual Report”) nor does this Amendment reflect any events that have occurred after the Original Annual Report was filed. Accordingly, this Amendment should be read in conjunction with the Original Annual Report.
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false